Offsets	Jun. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	PIMCO Corporate & Income Strategy Fund
Form or Filing Type	N-2
File Number	333-274850
Initial Filing Date	Feb. 09, 2024
Fee Offset Claimed	$ 9,565.55
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares of Beneficial Interest, $0.00001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 64,807,253.00
Offset Note	PIMCO Corporate & Income Strategy Fund (the "Fund") previously registered the offer and sale of its common shares having an aggregate offering price of up to $375,000,000, offered by means of Rule 424(b)(5) prospectus supplements filed February 14, 2024 and December 17, 2025 (the "Prior Prospectus Supplements"), pursuant to the Registration Statement on Form N-2 (File No. 333-274850) initially filed on October 4, 2023, and amended on January 3, 2024 and February 9, 2024, and declared effective on February 13, 2024 (the "Prior Registration Statement"). As of the date of this prospectus supplement, common shares having an aggregate offering price of up to $64,807,253 were not sold under the Prior Prospectus Supplements. Pursuant to Rule 457(p) under the Securities Act, an amount of $9,565.55 corresponding to the registration fee that was paid and remains unused with respect to securities that were previously registered pursuant to the Prior Prospectus Supplements and were not sold thereunder is offset against the registration fee due for this offering. The offerings pursuant to the Prior Prospectus Supplements have terminated.
Termination / Withdrawal Statement	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	PIMCO Corporate & Income Strategy Fund
Form or Filing Type	N-2
File Number	333-274850
Filing Date	Feb. 09, 2024
Fee Paid with Fee Offset Source	$ 51,645.29
Offset Note	Please refer to Footnote 2 above.